UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:                   March 31, 2005

Check here if Amendment                       [ x  ];   Amendment Number: 1
This Amendment (Check only one.):             [ x  ]    is a restatement
                                              [    ]    adds new holding entries

Institutional Investment Manager Filing this report:

Name:            Scottish Widows plc
Address:         69 Morrison Street
                 Edinburgh EH3 8YF
                 United Kingdom

13F File Number :               028-10147

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorised to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:            V Duffy
Title:           Manager of Securities Administration
Phone:           (+44) 20 7522 5312
Signature:


Date:

Report Type (check only one.):

[     ]          13F HOLDINGS REPORT.
[ X   ]          13F NOTICE.
[     ]          13F COMBINATION REPORT.

List of other Managers reporting for this Manager:
                 Lloyds TSB Bank plc

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:                   March 31, 2005

Check here if Amendment                         [ x ];  Amendment Number: 1
This Amendment (Check only one.):               [ x ]   is a restatement
                                                [   ]   adds new holding entries

Institutional Investment Manager Filing this report:

Name:            Abbey Life Assurance Company Limited
Address:         100 Holdenhurst Road
                 Bournemouth, Dorset BH8 8AL
                 United Kingdom

13F File Number :               028-10146

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorised to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:            V Duffy
Title:           Manager of Securities Administration
Phone:           (+44) 20 7522 5312
Signature:


Date:

Report Type (check only one.):

[     ]          13F HOLDINGS REPORT.
[ X   ]          13F NOTICE.
[     ]          13F COMBINATION REPORT.

List of other Managers reporting for this Manager:
                 Lloyds TSB Bank plc

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:                  March 31, 2005

Check here if Amendment                        [ x ];   Amendment Number: 1
This Amendment (Check only one.):              [ x ]    is a restatement
                                               [   ]    adds new holding entries

Institutional Investment Manager Filing this report:

Name:            Lloyds TSB Bank plc
Address:         25 Gresham Street
                 London EC2V 7HN
                 United Kingdom

13F File Number :               028-10148

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorised to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:            V Duffy
Title:           Manager of Securities Administration
Phone:           (+44) 20 7522 5312
Signature:


Date:

Report Type (check only one.):

[ X   ]          13F HOLDINGS REPORT.
[     ]          13F NOTICE.
[     ]          13F COMBINATION REPORT.

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:                   March 31, 2005

Check here if Amendment                         [ x ];  Amendment Number: 1
This Amendment (Check only one.):               [ x ]   is a restatement
                                                [   ]   adds new holding entries

Institutional Investment Manager Filing this report:

Name:            Hill Samuel Bank (Jersey) Limited
Address:         PO Box 63
                 7 Bond Street
                 St Helier
                 Jersey JE4 8RS

13F File Number :               0208-10237

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorised to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:            V Duffy
Title:           Manager of Securities Administration
Phone:           (+44) 20 7522 5312
Signature:


Date:

Report Type (check only one.):

[     ]          13F HOLDINGS REPORT.
[ X   ]          13F NOTICE.
[     ]          13F COMBINATION REPORT.

List of other Managers reporting for this Manager:
                 Lloyds TSB Bank plc

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:                   March 31, 2005

Check here if Amendment                         [ x ];  Amendment Number: 1
This Amendment (Check only one.):               [ x ]   is a restatement
                                                [   ]   adds new holding entries

Institutional Investment Manager Filing this report:

Name:            Lloyds TSB Offshore Limited
Address:         PO Box 195
                 7 Bond Street
                 St Helier
                 Jersey JE4 8RS

13F File Number :               028-10892

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorised to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:            V Duffy
Title:           Manager of Securities Administration
Phone:           (+44) 20 7522 5312
Signature:


Date:

Report Type (check only one.):

[     ]          13F HOLDINGS REPORT.
[ X   ]          13F NOTICE.
[     ]          13F COMBINATION REPORT.

List of other Managers reporting for this Manager:
                 Lloyds TSB Bank plc

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                          4

Form 13F Information Table Entry Total:                    202

Form 13F Information Table Value Total:                   $1,649,719

List of Other Included Managers:

No.              13F File Number     Name

       1         028-10147           Scottish Widows plc
       3         028-10146           Abbey Life Assurance Company Limited
       10        028-10237           Hill Samuel Bank (Jersey) Limited
       11        028-10892           Lloyds TSB Offshore Limited


FORM 13F INFORMATION TABLE FOR LLOYDS TSB BANK PLC                                         03/31/05


 -----------------------------------------------------------------------------------------------------------------------
 Name of Issuer                Title of     Cusip    Value US$ 000s    Shares    SH/PRN Investment  Other      Voting
                                  Class                                                 Discretion Managers  Authority
                                                                                                                 Sole
 ----------------------------- ---------- ---------- --------------- ----------- ------ -------------------- -----------


 ABBOTT LABS                      COM     002824100          16,873     362,005    SH   Defined           1     362,005
 AFFILIATED MANAGERS GROUP        COM     008252108           9,712     156,601    SH   Defined           1     156,601
 ALCOA INC                        COM     013817101              73       2,400    SH   Defined           1       2,400
 ALPHARMA INC                     CL A    020813101              49       4,000    SH   Defined          11       4,000
 ALTRIA GROUP INC                 COM     02209S103           9,968     152,451    SH   Defined           1     152,451
 ALTRIA GROUP INC                 COM     02209S103             289       4,420    SH   Defined          11       4,420
 AMERADA HESS CORP                COM     023551104             771       8,020    SH   Defined           1       8,020
 AMERICAN EXPRESS CO              COM     025816109           8,583     167,077    SH   Defined           1     167,077
 AMERICAN EXPRESS CO              COM     025816109              96       1,860    SH   Defined          11       1,860
 AMERICAN INTL GROUP INC          COM     026874107          12,794     230,873    SH   Defined           1     230,873
 AMERICAN INTL GROUP INC          COM     026874107             152       2,744    SH   Defined          11       2,744
 AMERICAN STD COS INC DEL         COM     029712106           7,616     163,962    SH   Defined           1     163,962
 AMGEN INC                        COM     031162100           9,543     164,043    SH   Defined           1     164,043
 ANGLOGOLD ASHANTI LTD         SPONSORED
                                  ADR     035128206             166       4,810    SH   Defined           3       4,810
 APPLIED MATLS INC                COM     038222105          10,175     625,897    SH   Defined           1     625,897
 ARAMARK CORP                     CL B    038521100             486      18,500    SH   Defined           1      18,500
 AVON PRODS INC                   COM     054303102          13,442     313,109    SH   Defined           1     313,109
 BALLARD PWR SYS INC              COM     05858H104               2         295    SH   Defined          10         295
 BALLARD PWR SYS INC              COM     05858H104              67      13,022    SH   Defined          11      13,022
 BANCO ITAU HLDG FINANCEIRA SA SP ADR 500
                                  PFD     059602201           5,950      73,340    SH   Defined           3      73,340
 BANK OF AMERICA CORPORATION      COM     060505104          30,126     683,522    SH   Defined           1     683,522
 BANK NEW YORK INC                COM     064057102             127       4,376    SH   Defined          11       4,376
 BEAZER HOMES USA INC             COM     07556Q105              15         300    SH   Defined          11         300
 BEST BUY INC                     COM     086516101           3,193      85,687    SH   Defined           1      85,687
 BOEING CO                        COM     097023105           3,825      65,440    SH   Defined           1      65,440
 BOEING CO                        COM     097023105             116       1,980    SH   Defined          11       1,980
 BRISTOL MYERS SQUIBB COM         COM
  USD.10                                  110122108             187       7,345    SH   Defined          11       7,345
 C D W CORP                       COM     12512N105           8,593     151,683    SH   Defined           1     151,683
 CVS CORP                         COM     126650100          22,398     425,926    SH   Defined           1     425,926
 CAPITAL ONE FINL CORP            COM     14040H105          16,158     216,094    SH   Defined           1     216,094
 CARDINAL HEALTH INC              COM     14149Y108              22         386    SH   Defined          10         386
 CARDINAL HEALTH INC              COM     14149Y108           3,484      62,458    SH   Defined          11      62,458
 CATERPILLAR INC DEL              COM     149123101              76         828    SH   Defined          10         828
 CATERPILLAR INC DEL              COM     149123101          10,026     109,702    SH   Defined          11     109,702
 CEMEX SA                      SPON ADR 5
                                  ORD     151290889              63       1,731    SH   Defined           1       1,731
 CISCO SYS INC                    COM     17275R102          22,631   1,263,093    SH   Defined           1   1,263,093
 CISCO SYS INC                    COM     17275R102              78       4,377    SH   Defined          10       4,377

 CISCO SYS INC                    COM     17275R102           7,518     419,675    SH   Defined          11     419,675
 CINTAS CORP                      COM     172908105          11,060     267,485    SH   Defined           1     267,485
 CITIGROUP INC                    COM     172967101          40,891     909,908    SH   Defined           1     909,908
 CITIGROUP INC                    COM     172967101           2,788      62,033    SH   Defined           3      62,033
 CITIGROUP INC                    COM     172967101              74       1,647    SH   Defined          10       1,647
 CITIGROUP INC                    COM     172967101          10,068     224,058    SH   Defined          11     224,058
 COLGATE PALMOLIVE CO             COM     194162103          10,453     200,373    SH   Defined           1     200,373
 COLGATE PALMOLIVE CO             COM     194162103              25         487    SH   Defined          10         487
 COLGATE PALMOLIVE CO             COM     194162103             825      15,812    SH   Defined          11      15,812
 COMCAST CORP NEW                 CL A    20030N101          10,958     324,921    SH   Defined           1     324,921
 COMCAST CORP NEW               CL A SPL  20030N200              61       1,834    SH   Defined          10       1,834
 COMCAST CORP NEW               CL A SPL  20030N200           9,290     277,770    SH   Defined          11     277,770
 COMPANHIA VALE DO RIO DOCE    SPON ASDR
                                  PFD     204412100          21,020     789,694    SH   Defined           1     789,694
 COMPANHIA VALE DO RIO DOCE    SPON ASDR
                                  PFD     204412100          13,544     508,829    SH   Defined           3     508,829
 COMPUTER SCIENCES CORP           COM     205363104           7,974     174,057    SH   Defined           1     174,057
 CONAGRA FOODS INC                COM     205887102               5         200    SH   Defined          11         200
 CONOCOPHILLIPS                   COM     20825C104          29,280     356,502    SH   Defined           1     356,502
 CONSTELLATION ENERGY GROUP I     COM     210371100          10,895     196,309    SH   Defined           1     196,309
 DEERE & CO                       COM     244199105          13,126     195,512    SH   Defined           1     195,512
 DEL MONTE FOODS CO               COM     24522P103              18       1,674    SH   Defined          11       1,674
 DELL INC                         COM     24702R101          23,486     611,152    SH   Defined           1     611,152
 DEVON ENERGY CORP NEW            COM     25179M103          10,446     218,574    SH   Defined           1     218,574
 DISNEY WALT CO                COM DISNEY 254687106          21,632     753,117    SH   Defined           1     753,117
 DISNEY WALT CO                COM DISNEY 254687106              69       2,393    SH   Defined          10       2,393
 DISNEY WALT CO                COM DISNEY 254687106           9,511     331,173    SH   Defined          11     331,173
 DOLLAR TREE STORES INC           COM     256747106             451      15,700    SH   Defined           1      15,700
 DOW CHEM CO                      COM     260543103          13,838     277,618    SH   Defined           1     277,618
 DUPONT E I DE NEMOURS & CO       COM     263534109             985      19,232    SH   Defined          11      19,232
 EATON CORP                       COM     278058102             196       3,000    SH   Defined           1       3,000
 EBAY INC                         COM     278642103          12,195     327,298    SH   Defined           1     327,298
 ELECTRONIC ARTS INC              COM     285512109             118       2,270    SH   Defined           1       2,270
 EXELON CORP                      COM     30161N101           8,023     174,859    SH   Defined           1     174,859
 EXXON MOBIL CORP                 COM     30231G102          27,268     457,505    SH   Defined           1     457,505
 EXXON MOBIL CORP                 COM     30231G102              76       1,269    SH   Defined          10       1,269
 EXXON MOBIL CORP                 COM     30231G102          11,582     194,350    SH   Defined          11     194,350
 FEDERAL NATL MTG ASSN            COM     313586109           1,244      22,850    SH   Defined           1      22,850
 FEDERAL NATL MTG ASSN            COM     313586109             122       2,235    SH   Defined          11       2,235
 FIRST DATA CORP                  COM     319963104           8,938     194,332    SH   Defined           1     194,332
 FISHER SCIENTIFIC INTL INC     COM NEW   338032204           8,409     147,754    SH   Defined           1     147,754
 GANNETT INC                      COM     364730101             593       7,500    SH   Defined           1       7,500
 GENERAL ELECTRIC CO              COM     369604103          60,516   1,678,264    SH   Defined           1   1,678,264
 GENERAL ELECTRIC CO              COM     369604103              53       1,469    SH   Defined          10       1,469
 GENERAL ELECTRIC CO              COM     369604103           8,991     249,357    SH   Defined          11     249,357
 GOLDMAN SACHS GROUP INC          COM     38141G104          23,981     218,037    SH   Defined           1     218,037
 GOLDMAN SACHS GROUP INC          COM     38141G104              41         375    SH   Defined          10         375

 GOLDMAN SACHS GROUP INC          COM     38141G104           6,069      55,183    SH   Defined          11      55,183
 HEINZ H J CO                     COM     423074103             138       3,750    SH   Defined          11       3,750
 HEWLETT PACKARD CO               COM     428236103           8,245     375,314    SH   Defined           1     375,314
 HOME DEPOT INC                   COM     437076102          17,416     455,444    SH   Defined           1     455,444
 HONEYWELL INTL INC               COM     438516106          18,974     509,857    SH   Defined           1     509,857
 IAC INTERACTIVECORP              COM     44919P102              55       2,499    SH   Defined          10       2,499
 IAC INTERACTIVECORP              COM     44919P102           7,433     334,841    SH   Defined          11     334,841
 ITT INDS INC IND                 COM     450911102              39         430    SH   Defined          11         430
 ICICI BK LTD                     ADR     45104G104           4,646     224,778    SH   Defined           3     224,778
 ILLINOIS TOOL WKS INC            COM     452308109              54         600    SH   Defined           1         600
 IMPAC MTG HLDGS INC              COM     45254P102              38       2,000    SH   Defined          11       2,000
 INFOSYS TECHNOLOGIES LTD      SPONSORED
                                  ADR     456788108           2,773      37,549    SH   Defined           3      37,549
 INFOSYS TECHNOLOGIES LTD      SPONSORED
                                  ADR     456788108           3,188      43,166    SH   Defined           1      43,166
 INTEL CORP                       COM     458140100           6,399     275,425    SH   Defined           1     275,425
 INTEL CORP                       COM     458140100              38       1,640    SH   Defined          11       1,640
 INTERNATIONAL BUSINESS MACHS     COM     459200101              91       1,000    SH   Defined           1       1,000
 INTERNATIONAL BUSINESS MACHS     COM     459200101             266       2,909    SH   Defined          11       2,909
 INTUIT                           COM     461202103           8,507     194,296    SH   Defined           1     194,296
 JDS UNIPHASE CORP                COM     46612J101               4       2,228    SH   Defined          11       2,228
 JPMORGAN & CHASE & CO            COM     46625H100          16,698     482,770    SH   Defined           1     482,770
 JACOBS ENGR GROUP INC DEL        COM     469814107           7,188     138,448    SH   Defined           1     138,448
 JACUZZI BRANDS INC               COM     469865109               5         500    SH   Defined          11         500
 JOHNSON & JOHNSON                COM     478160104          44,594     663,922    SH   Defined           1     663,922
 JOHNSON & JOHNSON                COM     478160104             143       2,136    SH   Defined          11       2,136
 KLA-TENCOR CORP                  COM     482480100          11,571     251,483    SH   Defined           1     251,483
 KT CORP                       SPONSORED
                                  ADR     48268K101           7,342     344,512    SH   Defined           1     344,512
 KT CORP                       SPONSORED
                                  ADR     48268K101           4,784     224,468    SH   Defined           3     224,468
 KOHLS CORP                       COM     500255104           8,876     171,904    SH   Defined           1     171,904
 LENNAR CORP                      CL A    526057104           4,480      79,068    SH   Defined           1       79068
 LEXMARK INTL NEW                 CL A    529771107           7,927      99,112    SH   Defined           1      99,112
 LINEAR TECHNOLOGY CORP           COM     535678106          16,547     431,142    SH   Defined           1     431,142
 M &T BK CORP                     COM     55261F104             133       1,300    SH   Defined           1       1,300
 MBNA CORP                        COM     55262L100           9,519     387,701    SH   Defined           1     387,701
 MARSH AND MCLENNAN COS INC       COM     571748102             182       6,000    SH   Defined          11       6,000
 MARRIOTT INTL INC NEW            CL A    571903202          12,987     194,207    SH   Defined           1     194,207
 MCDONALDS CORP                   COM     580135101             498      16,000    SH   Defined           1      16,000
 MCDONALDS CORP                   COM     580135101             146       4,700    SH   Defined          11       4,700
 MEDCO HEALTH SOLUTIONS INC       COM     58405U102              35         711    SH   Defined          11         711
 MEDTRONIC INC                    COM     585055106           9,215     180,855    SH   Defined           1     180,855
 MERCK & CO INC                   COM     589331107          16,943     523,351    SH   Defined           1     523,351
 MERCK & CO INC                   COM     589331107             162       4,992    SH   Defined          11       4,992
 MERRILL LYNCH & CO INC           COM     590188108          13,625     240,757    SH   Defined           1     240,757
 MICROSOFT CORP                   COM     594918104          22,408     927,188    SH   Defined           1     927,188
 MICROSOFT CORP                   COM     594918104              62       2,563    SH   Defined          10       2,563
 MICROSOFT CORP                   COM     594918104           8,772     363,076    SH   Defined          11     363,076

 MORGAN STANLEY                 COM NEW   617446448             172       3,000    SH   Defined          11       3,000
 MOTOROLA INC                     COM     620076109          15,530   1,037,317    SH   Defined           1     1037317
 NETWORK APPLIANCE INC            COM     64120L104              88       3,200    SH   Defined          11       3,200
 NEXTEL COMMUNICATIONS INC        CLA     65332V103          12,596     443,074    SH   Defined           1     443,074
 NORTHROP GRUMMAN CORP            COM     666807102          50,927     895,096    SH   Defined           1     895,096
 ORACLE CORP                      COM     68389X105           8,606     689,746    SH   Defined           1     689,746
 ORACLE CORP                      COM     68389X105              25       2,000    SH   Defined          11       2,000
 PG&E CORP                        COM     69331C108           7,819     229,372    SH   Defined           1     229,372
 PEPSICO INC                      COM     713448108          26,722     503,807    SH   Defined           1     503,807
 PEPSICO INC                      COM     713448108             224       4,221    SH   Defined          11       4,221
 PETROLEO BRASILEIRO SA PETRO  SPONSRED
                                  ADR     71654V101          11,681     303,539    SH   Defined           1     303,539
 PETROLEO BRASILEIRO SA PETRO  SPONSRED
                                  ADR     71654V101           7,216     187,501    SH   Defined           3     187,501
 PETROLEO BRASILEIRO SA PETRO  SPONSRED
                                  ADR     71654V408             221       5,000    SH   Defined           3       5,000
 PFIZER INC                       COM     717081103          25,891     985,662    SH   Defined           1     985,662
 PFIZER INC                       COM     717081103              44       1,680    SH   Defined          10       1,680
 PFIZER INC                       COM     717081103           6,860     261,188    SH   Defined          11     261,188
 PHELPS DODGE CORP                COM     717265102           8,677      85,258    SH   Defined           1      85,258
 PRAXAIR INC                      COM     74005P104          10,315     215,504    SH   Defined           1     215,504
 PROCTER & GAMBLE CO              COM     742718109          30,300     571,696    SH   Defined           1     571,696
 PROCTER & GAMBLE CO              COM     742718109              91       1,712    SH   Defined          11       1,712
 PROVIDENT ENERGY TR            TR UNIT   74386k104              10       1,000    SH   Defined          11       1,000
 QUALCOMM INC                     COM     747525103             528      14,400    SH   Defined           1      14,400
 SPDR TR                       UNIT SER 1 78462F103              43         361    SH   Defined          10         361
 SPDR TR                       UNIT SER 1 78462F103             460       3,901    SH   Defined          11       3,901
 ST JUDE MED INC                  COM     790849103           2,647      73,512    SH   Defined           1      73,512
 ST JUDE MED INC                  COM     790849103             180       5,000    SH   Defined          11       5,000
 SARA LEE CORP                    COM     803111103              99       4,480    SH   Defined          11       4,480
 SCHLUMBERGER LTD                 COM     806857108          15,475     219,513    SH   Defined           1     219,513
 SELECT SECTOR SPDR TR            SBI
                                HEATHCARE 81369Y209              68       2,285    SH   Defined          10       2,285
 SELECT SECTOR SPDR TR            SBI
                                HEATHCARE 81369Y209           9,326     312,282    SH   Defined          11     312,282
 SELECT SECTOR SPDR TR         SBI CONS
                                 STPLS    81369Y308              28       1,208    SH   Defined          10       1,208
 SELECT SECTOR SPDR TR         SBI CONS
                                 STPLS    81369Y308          11,344     492,786    SH   Defined          11     492,786
 SMURFIT-STONE CONTAINER CORP     COM     832727101          11,855     766,486    SH   Defined           1     766,486
 SOUTHERN CO                      COM     842587107             538      16,900    SH   Defined           1      16,900
 STAR GAS PARTNERS LP          UNIT LTD
                                 PARTNR   85512C105               6       2,000    SH   Defined          11       2,000
 STARBUCKS CORP                   COM     855244109              42         807    SH   Defined          11         807
 SYMANTEC CORP                    COM     871503108           7,203     337,200    SH   Defined           1     337,200
 SYSCO CORP                       COM     871829107           9,971     273,587    SH   Defined           1     273,587
 SYSCO CORP                       COM     871829107             136       3,808    SH   Defined          11       3,808
 TAIWAN SEMICONDUCTOR MFG LTD  SPONSORED
                                  ADR     874039100           5,026     592,223    SH   Defined           1     592,223
 TARGET CORP                      COM     87612E106          12,838     256,599    SH   Defined           1     256,599
 TELEFONOS DE MEXICO SA        SPON ADR
                                 ORD L    879403780          31,372     844,242    SH   Defined           1     844,242
 TELEFONOS DE MEXICO SA        SPON ADR
                                 ORD L    879403780          10,938     316,863    SH   Defined           3     316,863
 TEMPLETON EMERGING MKTS FD I     COM     880191101              12         700    SH   Defined          11         700
 TEVA PHARMACEUTICAL INDS LTD     ADR     881624209          16,542     533,808    SH   Defined           1     533,808

 TEVA PHARMACEUTICAL INDS LTD     ADR     881624209          10,501     338,859    SH   Defined           3     338,859
 TEXAS INSTRS INC                 COM     882508104          20,389     799,937    SH   Defined           1     799,937
 TEXAS INSTRS INC                 COM     882508104              39       1,512    SH   Defined          10       1,512
 TEXAS INSTRS INC                 COM     882508104           6,810     267,223    SH   Defined          11     267,223
 TEXTRON INC                      COM     883203101             142       1,900    SH   Defined          11       1,900
 TIME WARNER INC                  COM     887317105             724      41,300    SH   Defined           1      41,300
 TIME WARNER INC                  COM     887317105              72       4,120    SH   Defined          11       4,120
 TYCO INTL LTD NEW                COM     902124106          21,290     629,728    SH   Defined           1     629,728
 TYCO INTL LTD NEW                COM     902124106              37       1,080    SH   Defined          10       1,080
 TYCO INTL LTD NEW                COM     902124106           7,061     208,860    SH   Defined          11     208,860
 US BANCORP DEL                 COM NEW   902973304             118       4,100    SH   Defined           1       4,100
 UNITED TECHNOLOGIES CORP         COM     913017109             808       7,950    SH   Defined           1       7,950
 UNITED TECHNOLOGIES CORP         COM     913017109             363       3,568    SH   Defined          11       3,568
 VALERO ENERGY CORP NEW           COM     91913Y100              81       1,100    SH   Defined           1       1,100
 VERIZON COMMUNICATIONS           COM     92343V104          19,172     540,299    SH   Defined           1     540,299
 VIACOM INC                       CL B    925524308          14,622     419,778    SH   Defined           1     419,778
 VOTORANTIM CELULOSE E PAPEL   SPONSORED
                                  ADR     92906P106             104       8,000    SH   Defined           3       8,000
 WACHOVIA CORP 2ND NEW            COM     929903102          16,955     333,007    SH   Defined           1     333,007
 WACHOVIA CORP 2ND NEW            COM     929903102              67       1,313    SH   Defined          10       1,313
 WACHOVIA CORP 2ND NEW            COM     929903102           9,887     194,205    SH   Defined          11     194,205
 WAL MART STORES INC              COM     931142103          38,029     758,828    SH   Defined           1     758,828
 WAL MART STORES INC              COM     931142103             248       4,953    SH   Defined          11       4,953
 WASTE MGMT INC DEL               COM     94106L109          41,996   1,698,748    SH   Defined           1   1,698,748
 WELLPOINT INC                    COM     94973V107          21,859     174,456    SH   Defined           1     174,456
 WELLS FARGO & CO NEW             COM     949746101          12,300     205,634    SH   Defined           1     205,634
 WELLS FARGO & CO NEW             COM     949746101           3,972      66,410    SH   Defined           3      66,410
 YAHOO INC                        COM     984332106           8,281     243,843    SH   Defined           1     243,843
 ZIMMER HLDGS INC                 COM     98956P102          16,300     209,487    SH   Defined           1     209,487
 INGERSOLL-RAND CO LTD            CL A    G4776G101             486       6,100    SH   Defined           1        6100
 NOBLE CORPORATION                SHS     G65422100          16,537     294,097    SH   Defined           1     294,097
                                                     --------------- -----------                             -----------
                                                          1,649,719  43,636,514                              43,636,514
                                                     =============== ===========                             ===========